Shareholder Report, Holdings (Details) - RCN Pareto Strategic Allocation ETF	Aug. 31, 2026
iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Schwab U.S. Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
abrdn Physical Gold Shares ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Invesco QQQ Trust, Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
State Street SPDR S&P 500 ETF Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
SPDR Gold MiniShares Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Schwab U.S. Dividend Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Simplify Managed Futures Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Vanguard Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
State Street Technology Select Sector SPDR ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.00%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%